SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment-2 (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	20 years
Plant and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	5 years
Fixtures and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	5 years
Motor vehicle
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	5 years
Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	5 years
Spa Equipment, Curtains, Crockery, Glassware and Linen [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	5 years
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Construction in progress	$ 0
Depreciation expense	$ 0
Maximum | IT Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	5 years
Maximum | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	8 years
Minimum | IT Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	3 years
Minimum | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	2 years